EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on December 15, 2017 (Accession No. 0001193125-17-370572), to the Prospectus and Statement of Additional Information dated October 2, 2017, for the Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF and the Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF, each a series of DBX ETF Trust.